CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - COP ($) $ in Millions		Attributable to owners of Parent Company		Share Capital	Additional Paid in capital	Appropriated Reserves	Translation adjustment		Equity Securities at fair value through OCI		Debt instruments at fair value though OCI	Revaluation of assets	Associates	Employee Benefits	Retained earnings	Net Income	Non-Controlling interest		Total
Effect of adoption of new accounting standards		$ (731,640)													$ (731,640)		$ (18,141)		$ (749,781)
Adjusted balance		22,381,324		$ 480,914	$ 4,857,454	$ 9,045,155	$ 2,250,389		$ 379,513				$ (3,025)	$ (80,618)	2,836,542	$ 2,615,000	1,298,445		23,679,769
Balance at Dec. 31, 2017		23,112,964		480,914	4,857,454	9,045,155	2,250,389		379,513				(3,025)	(80,618)	3,568,182	2,615,000	1,316,586		24,429,550
Transfer to profit from previous years															2,615,000	(2,615,000)
Dividend payment		(923,362)													(923,362)				(923,362)
Legal reserve movements						579,254									(579,254)
Disposal of debt/equity instruments									(20,644)						20,644
Subsidiaries' liquidation		512													512				512
Other reserves	[1]					117,365									(117,365)
Realization of retained earnings		1,090													1,090				1,090
Non-controlling interest																	354,378		354,378
Changes in shareholdings subsidiaries		53,138													53,138				53,138
Net income		2,658,864														2,658,864	127,571		2,786,435
Other comprehensive income		677,354					631,813		33,838		(19,877)		1,918	29,662			25,911		703,265
Balance at Dec. 31, 2018		24,848,920		480,914	4,857,454	9,741,774	2,882,202		392,707		(19,877)		(1,107)	(50,956)	3,906,945	2,658,864	1,806,305		26,655,225
Effect of adoption of new accounting standards		(181,100)													(181,100)		(3,148)		(184,248)
Adjusted balance		24,667,820		480,914	4,857,454	9,741,774	2,882,202		392,707		(19,877)		(1,107)	(50,956)	3,725,845	2,658,864	1,803,157		26,470,977
Transfer to profit from previous years															2,658,864	(2,658,864)
Dividend payment		(992,613)													(992,613)				(992,613)
Release of reserves by law						(6,561)									6,561
Other reserves		(17,069)				677,879									(694,948)				(17,069)
Realization of retained earnings									(3,848)						3,848
Others		(12,547)													(12,547)				(12,547)
Non-controlling interest																	15,271		15,271
Net income		3,117,351														3,117,351	97,216		3,214,567
Other comprehensive income		120,977					64,910		43,889		27,675		8,119	(23,616)			6,056		127,033
Balance at Dec. 31, 2019		26,883,919		480,914	4,857,454	10,413,092	2,947,112		432,748		7,798		7,012	(74,572)	4,695,010	3,117,351	1,921,700		28,805,619
Transfer to profit from previous years															3,117,351	(3,117,351)
Dividend payment		(1,517,771)													(1,517,771)				(1,517,771)
Other reserves		(20,000)	[2]			3,417,360									(3,437,360)				(20,000)
Realization of retained earnings									(131,949)	[3]					131,949
Others		9,029				152									8,877				9,029
Acquisition of the 40% of the common stock of Grupo Agromercantil Holding (GAH)	[4]	913,193													913,193		(913,193)
Non-controlling interest																	80,913		80,913
Net income		275,994														275,994	39,365		315,359
Other comprehensive income		865					37,126	[5]	(100,469)		53,311	2,350	4,931	3,616			441,199	[5]	442,064
Balance at Dec. 31, 2020		$ 26,545,229		$ 480,914	$ 4,857,454	$ 13,830,604	$ 2,984,238		$ 200,330		$ 61,109	$ 2,350	$ 11,943	$ (70,956)	$ 3,911,249	$ 275,994	$ 1,569,984		$ 28,115,213

[1]	This item corresponds to the dynamic reserves of Banistmo S.A., which correspond to an additional provision recognized on its low credit risk loan portfolio.
[2]	Corresponds to the use of the donations for social purposes reserve, approved by the shareholders.
[3]	Mainly corresponds to partial payments of asset-backed securities investments.
[4]	On September 29, 2020, the Bank acquired an additional 40% of the common stock of Grupo Agromercantil Holding (GAH), after obtaining the necessary regulatory approvals. The purchase price paid was USD 289,144,606. For further information see Note 1. Reporting Entity.
[5]	As of September 30, 2020, the Bank determined that the presentation of the amounts of non-controlling interest, disclosed in its consolidated financial statements were incorrect due to a miscalculation in the translation from US dollars to Colombian pesos of the fair value of non-controlling interest in Grupo Agromercantil Holding S.A and therefore should be corrected. The error was originated when the Bank, applying the acquisition method registered the fair value of the non-controlling interest of Grupo Agromercantil Holding S.A, using an incorrect exchange rate to translate US dollars to Colombian pesos. Since the acquisition date, the amount of the error amounted to COP315,138 without any variation. For the purposes of the financial statements ending December 31, 2020 the Bank has increased Non-controlling interest line and decreased Accumulated foreign currency translation adjustments line by COP315,138, both in shareholder’s equity and, no other effects in accounts of financial statements were identified. According to the analysis performed, the Bank was determined that the correction of the presentation of the non-controlling interest and translation adjustment, should not be considered material for the financial statements, given the quantitative analysis and all qualitative considerations. For that reason the figures of non-controlling interest and translation adjustment have been corrected as of December 31, 2020 as an out of period adjustment.